SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sales of goods	$ 5,550,432	$ 5,103,399
Provision of services	2,054,627	1,950,466
Total revenue	7,605,059	7,053,865
Segment loss	23,459,253	18,575,560
Finance and other costs	(44,345)	(5,074)
Depreciation	593,277	175,098
Amortization	179,482	135,966
Impairment of goodwill and intangibles	6,454,914	4,579,763
Change in fair value of derivative liability	(5,502,688)	(8,149,812)
Loss on write-off of notes receivable	309,385	891,471
Loss on write down of inventory	1,976,514
Write down of deposit	228,572
Net loss for the year	27,654,364	16,202,972
Drones [Member]
IfrsStatementLineItems [Line Items]
Sales of goods	5,388,262	4,957,134
Provision of services	2,054,627	1,950,466
Total revenue	7,442,889	6,907,600
Segment loss	9,929,789	7,819,739
Finance and other costs	(3,529)	16,272
Depreciation	586,185	175,098
Amortization	179,482	135,966
Impairment of goodwill and intangibles	2,166,563
Change in fair value of derivative liability
Loss on write-off of notes receivable	1,080,645
Loss on write down of inventory	251,754
Write down of deposit
Net loss for the year	14,190,889	8,147,075
Vital [member]
IfrsStatementLineItems [Line Items]
Sales of goods	162,170	146,265
Provision of services
Total revenue	162,170	146,265
Segment loss	602,580	257,656
Finance and other costs
Depreciation
Amortization
Impairment of goodwill and intangibles	4,288,351	4,579,763
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory	1,724,760
Write down of deposit	228,572
Net loss for the year	6,844,263	4,837,419
Corporate [Member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss	12,926,884	10,498,164
Finance and other costs	(40,816)	(21,346)
Depreciation	7,092
Amortization
Impairment of goodwill and intangibles
Change in fair value of derivative liability	(5,502,688)	(8,149,812)
Loss on write-off of notes receivable	(771,260)	891,471
Loss on write down of inventory
Write down of deposit
Net loss for the year	$ 6,619,212	$ 3,218,477